STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in commodity trading accounts:
Cash (including restricted cash of $19,838,945 for 2013 and $25,873,362 for 2012)	$ 170,957,522	$ 273,776,825
Net unrealized profit on open futures contracts	6,577,251	4,426,946
Net unrealized profit on open forwards contracts	854,236	655,236
Cash	491,639	562,107
Other assets	317	20,328
TOTAL ASSETS	178,880,965	279,441,442
LIABILITIES:
Net unrealized loss on open futures contracts	227,884	1,282,046
Brokerage commissions payable	17,157	18,934
Sponsor and Advisory fees payable	510,075	788,788
Redemptions payable	9,336,743	4,802,586
Other liabilities	1,571,611	308,095
Total liabilities	11,663,470	7,200,449
MEMBERS' CAPITAL:
Members' Interest (125,668,741 Units and 190,525,071 Units)	167,217,495	272,240,993
Total members' capital	167,217,495	272,240,993
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 178,880,965	$ 279,441,442